Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	8/15/2015 to 9/30/2015
Distribution Date	10/15/15
Transaction Month	1
30/360 Days	29
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 14, 2015
Closing Date:		September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	0.57900%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$211,000,000.00	1.0000000	$157,651,625.26	0.7471641	$53,348,374.74
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$1,013,010,000.00	1.0000000	$959,661,625.26	0.9473368	$53,348,374.74

Weighted Avg. Coupon (WAC)	3.31%		3.30%
Weighted Avg. Remaining Maturity (WARM)	58.26		56.89
Pool Receivables Balance	$1,061,790,025.14		$1,010,609,672.54
Remaining Number of Receivables	57,449		56,065

Adjusted Pool Balance	$1,020,665,769.69		$971,528,928.71

III. COLLECTIONS

Principal:
Principal Collections	$51,108,514.48
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$4,890.36
Total Principal Collections	$51,113,404.84

Interest:
Interest Collections	$4,490,069.23
Late Fees & Other Charges	$49,136.73
Interest on Repurchase Principal
Total Interest Collections	$4,539,205.96

Collection Account Interest	$2,618.03
Reserve Account Interest	$146.95
Servicer Advances	$-

Total Collections	$55,655,375.78

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	8/15/2015 to 9/30/2015
Distribution Date	10/15/15
Transaction Month	1
30/360 Days	29
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$55,655,375.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$55,655,375.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,356,731.70	$-	$1,356,731.70	$1,356,731.70
Collection Account Interest					$2,618.03
Late Fees & Other Charges					$49,136.73
Total due to Servicer					$1,408,486.46

2. Class A Noteholders Interest:
Class A-1 Notes		$66,289.17		$66,289.17
Class A-2-A Notes		$199,375.00		$199,375.00
Class A-2-B Notes		$67,630.42		$67,630.42
Class A-3 Notes		$299,908.33		$299,908.33
Class A-4 Notes		$119,916.13		$119,916.13

Total Class A interest:		$753,119.05		$753,119.05	$753,119.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,815.82		$31,815.82	$31,815.82

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,612.83		$56,612.83	$56,612.83

7. Third Priority Principal Distribution:		$19,031,071.29		$19,031,071.29	$19,031,071.29

8. Class D Noteholders Interest:		$56,966.88		$56,966.88	$56,966.88

Available Funds Remaining:					$34,317,303.45

9. Regular Principal Distribution Amount:					$34,317,303.45

		Distributable Amount		Paid Amount
Class A-1 Notes				$53,348,374.74
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$56,791,057.84		$53,348,374.74
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$56,791,057.84		$53,348,374.74

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$41,124,255.45
Beginning Period Amount	$41,124,255.45
Current Period Amortization	$2,043,511.62
Ending Period Required Amount	$39,080,743.83
Ending Period Amount	$39,080,743.83
Next Distribution Date Required Amount	$37,761,842.11

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$7,655,769.69	$11,867,303.45	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool		0.75%	1.16%	1.50%
Overcollateralization as a % of Current Adjusted Pool		0.75%	1.22%	1.58%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	8/15/2015 to 9/30/2015
Distribution Date	10/15/15
Transaction Month	1
30/360 Days	29
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.54%	55,806	99.50%	$1,005,549,391.43
30 - 60 Days	0.42%	237	0.46%	$4,634,154.03
61 - 90 Days	0.04%	22	0.04%	$426,127.08
91 + Days	0.00%	0	0.00%	$-
		56,065		$1,010,609,672.54
Total
Delinquent Receivables 61 + days past due	0.04%	22	0.04%	$426,127.08
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.04%		0.04%

Repossession in Current Period		12		$280,918.52
Repossession Inventory		12		$233,277.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$71,838.12
Recoveries				$(4,890.36)
Net Charge-offs for Current Period				$66,947.76

Beginning Pool Balance for Current Period				$1,061,790,025.14

Net Loss Ratio				0.08%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$66,947.76
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$3,580,005.08
Number of Extensions				181

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